Short-Term Investments	6 Months Ended
Jun. 30, 2025
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

NOTE 4 — SHORT-TERM INVESTMENTS

As of December 31, 2024 and June 30, 2025, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had short-term investments, which mainly consists of wealth management products purchased from commercial banks, in the amount of RMB 4,526,957 and RMB 4,565,436, respectively. These wealth management products bear a highest expected rate of return ranging from 2.60% – 4.35%, either can be redeemed at any time or bear an initial maturity of more than three months but less than one-year. For the six months ended June 30, 2024 and 2025, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recorded investment income of RMB 13,739 and nil in the unaudited condensed consolidated statements of operations and comprehensive income, respectively.